UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           VALENZUELA CAPITAL PARTNERS, LLC
Address:        1270 Avenue of the Americas, Suite 508
		New York, NY 10020


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T. Perlstadt
Title:  Vice President Administration
Phone:  (212) 332-8590

Signature, Place, and Date of Signing:

             Fred T. Perlstadt      New York, NY        11/05/2002


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           85

Form 13F Information Table Value Total: $         748,537



List of Other Included Managers:

NONE

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A M B Property Corp            com              00163T109    16046   555217 SH       SOLE                   458017             97200
AMBAC Financial Group Inc      com              023139108    18120   336235 SH       SOLE                   275735             60500
Adolph Coors CL B              com              217016104    10454   185690 SH       SOLE                   136590             49100
Affiliated Managers Gr         com              008252108      232     5201 SH       SOLE                     5201
Alabama Nat'l BanCorp          com              010317105      468    10346 SH       SOLE                    10346
Amerada Hess Corp              com              023551104    19854   292481 SH       SOLE                   236681             55800
American Standard Cos          com              029712106     3757    59048 SH       SOLE                    59048
AmerisourceBergen Corp         com              03073E105    20998   294010 SH       SOLE                   242010             52000
Bally Total Fitness Holdings   com              05873K108      198    19952 SH       SOLE                    19952
Bear Stearns Cos Inc           com              073902108    10123   179492 SH       SOLE                   155592             23900
Borgwarner Inc                 com              099724106    13214   266190 SH       SOLE                   195990             70200
Boston Properties Inc          com              101121101    15748   423343 SH       SOLE                   348243             75100
Bowater Inc                    com              102183100     9053   256467 SH       SOLE                   218367             38100
Chesapeake Energy              com              165167107      421    63777 SH       SOLE                    63777
ChipPac Inc Cl A               com              169657103      254   118752 SH       SOLE                   118752
Columbia Sportswear            com              198516106      393    11310 SH       SOLE                    11310
Constellation Brands           com              21036P108    17540   759322 SH       SOLE                   616722            142600
Cooper Tire & Rub Co           com              216831107    17629  1092246 SH       SOLE                   892946            199300
Cree Inc                       com              225447101      154    12334 SH       SOLE                    12334
Delphi Financial Group         com              247131105      366    10054 SH       SOLE                    10054
Doral Financial Corp           com              25811P100    18100   749797 SH       SOLE                   620197            129600
Dupont Photomasks Inc          com              26613X101      214     9373 SH       SOLE                     9373
Emcor Group Inc                com              29084Q100      240     4821 SH       SOLE                     4821
Equity Residential             com              29476L107    15401   643316 SH       SOLE                   528416            114900
Everest Re Group Ltd           com              G3223R108    20122   366790 SH       SOLE                   300990             65800
First American Corp            com              318522307      345    16883 SH       SOLE                    16883
Forward Air Corp               com              349853101      292    16105 SH       SOLE                    16105
Franklin Resources Inc         com              354613101    15595   501448 SH       SOLE                   410748             90700
Genesee & Wyoming A            com              371559105      466    20933 SH       SOLE                    20933
Hanger Orthopedic Group Inc    com              41043F208      303    19072 SH       SOLE                    19072
Harrahs Entertainment Inc      com              413619107    20910   433718 SH       SOLE                   359018             74700
Hartford Finl Svcs Group Inc   com              416515104    10650   259752 SH       SOLE                   221052             38700
Hovnanian Enterprises          com              442487203      468    13849 SH       SOLE                    13849
I P C Holdings                 com              G4933P101      425    14459 SH       SOLE                    14459
Integrated Defense Technology  com              45819B101      326    16554 SH       SOLE                    16554
Interpublic Group Cos          com              460690100    16726  1055271 SH       SOLE                   860171            195100
Jefferies Group Inc            com              472319102      233     6094 SH       SOLE                     6094
L 3 Communications Holdings In com              502424104    18088   343220 SH       SOLE                   280720             62500
Legg Mason Inc                 com              524901105    16702   392435 SH       SOLE                   329235             63200
Leggett & Platt Inc            com              524660107    16273   822264 SH       SOLE                   676164            146100
Linear Technology Corp         com              535678106     2950   142389 SH       SOLE                   142389
Liz Claiborne Inc              com              539320101    17413   697927 SH       SOLE                   575627            122300
Manpower Inc                   com              56418H100    14135   481768 SH       SOLE                   408068             73700
McData Corp Cl A               com              580031201     8632  1589662 SH       SOLE                  1281862            307800
Mediacom Communications Corp C com              58446K105     7649  1424331 SH       SOLE                  1187831            236500
Medical Staffing Network       com              58463F104      272    17953 SH       SOLE                    17953
National Comm Finl Corp        com              63545P104    17902   714638 SH       SOLE                   579938            134700
National Semiconductor Corp    com              637640103    12193  1021214 SH       SOLE                   818014            203200
Norfolk Southern Corp          com              655844108    20122   996611 SH       SOLE                   810811            185800
Numerical Technologies Inc     com              67053T101      270    93065 SH       SOLE                    93065
Ocean Energy Inc               com              67481E106    21324  1068892 SH       SOLE                   865992            202900
Owens & Minor Inc              com              690732102      276    19311 SH       SOLE                    19311
P A M Transportation Services  com              693149106      361    18927 SH       SOLE                    18927
P P L Corp                     com              69351T106    21537   661874 SH       SOLE                   541974            119900
PNM Resources Inc              com              69349H107      261    13165 SH       SOLE                    13165
Pactiv Corp                    com              695257105    19510  1185993 SH       SOLE                   961293            224700
Pier 1 Imports Inc             com              720279108     5380   282100 SH       SOLE                   205100             77000
Pioneer Natural Resources Co   com              723787107    22023   908174 SH       SOLE                   741474            166700
Praxair Inc                    com              74005P104    15521   303670 SH       SOLE                   258770             44900
Reebok Int'l Ltd               com              758110100    16810   671058 SH       SOLE                   555958            115100
Ruby Tuesday Inc               com              781182100      326    17359 SH       SOLE                    17359
S&P Midcap 400                 com              595635103      257     3466 SH       SOLE                     3466
Scholastic Corp                com              807066105      396     8856 SH       SOLE                     8856
Scottish Annuity & Life Holdin com              G7885T104      327    19180 SH       SOLE                    19180
Simon Property Group Inc       com              828806109    18319   512707 SH       SOLE                   418207             94500
SouthTrust Corp                com              844730101    22477   926873 SH       SOLE                   763773            163100
Staten Island Bancorp          com              857550107      265    15207 SH       SOLE                    15207
Superior Energy Services Inc   com              868157108      274    42144 SH       SOLE                    42144
Superior Inds Intl Inc         com              868168105     6533   138762 SH       SOLE                   138762
Supervalu Inc                  com              868536103    15592   965438 SH       SOLE                   799038            166400
T J X Companies Inc            com              872540109    13552   797168 SH       SOLE                   657968            139200
Technitrol, Inc                com              878555101      259    17332 SH       SOLE                    17332
Timken Co                      com              887389104      320    19107 SH       SOLE                    19107
Titan Corp.                    com              888266103      363    37818 SH       SOLE                    37818
Tribune Company                com              896047107    19983   477938 SH       SOLE                   390938             87000
U T I Worldwide Inc            com              G87210103      399    21698 SH       SOLE                    21698
Unisys Corp                    com              909214108     3424   489119 SH       SOLE                   489119
United Defense Inds Inc        com              91018B104      464    19679 SH       SOLE                    19679
United Rentals Inc             com              911363109     8233   975533 SH       SOLE                   809133            166400
Universal Corp                 com              913456109      402    11476 SH       SOLE                    11476
Universal Health Svcs Inc Cl B com              913903100    24101   471183 SH       SOLE                   388183             83000
Veridian Corp.                 com              92342R203      482    19290 SH       SOLE                    19290
Vishay Intertechnology Inc     com              928298108     2800   318148 SH       SOLE                   318148
WellPoint Health Networks      com              94973H108    14933   203721 SH       SOLE                   165121             38600
Wisconsin Energy Corp          com              976657106    22618   930776 SH       SOLE                   761176            169600